Acquisitions, Goodwill and Intangible Assets - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Acquired finite-lived intangible assets
Cost	$ 162,272	$ 26,341
Accumulated Amortization	(15,296)	(8,817)
Intangible assets, net	146,976	17,524
Game
Acquired finite-lived intangible assets
Cost	127,238
Accumulated Amortization	(2,199)
Intangible assets, net	125,039
Technology
Acquired finite-lived intangible assets
Cost	9,544	8,869
Accumulated Amortization	(4,417)	(3,351)
Intangible assets, net	5,127	5,518
Trademark and Domain name
Acquired finite-lived intangible assets
Cost	12,788	5,555
Accumulated Amortization	(1,542)	(724)
Intangible assets, net	11,246	4,831
Supplier-relationship
Acquired finite-lived intangible assets
Cost	10,253	9,619
Accumulated Amortization	(4,689)	(2,444)
Intangible assets, net	5,564	7,175
Others
Acquired finite-lived intangible assets
Cost	2,449	2,298
Accumulated Amortization	$ (2,449)	$ (2,298)